Investors Portfolio  as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Common Stocks -- 69.7%

Security                               Shares               Value
--------------------------------------------------------------------------
Aerospace and Defense -- 1.7%
--------------------------------------------------------------------------
Boeing Co.                               100,000            $  5,306,250
--------------------------------------------------------------------------
                                                            $  5,306,250
--------------------------------------------------------------------------

Auto and Parts -- 1.0%
--------------------------------------------------------------------------
General Motors Corp.                      60,000            $  3,341,250
--------------------------------------------------------------------------
                                                            $  3,341,250
--------------------------------------------------------------------------

Banks - Regional -- 1.6%
--------------------------------------------------------------------------
Norwest Corp.                             90,000            $  5,062,500
--------------------------------------------------------------------------
                                                            $  5,062,500
--------------------------------------------------------------------------

Banks and Money Services -- 3.1%
--------------------------------------------------------------------------
Banco Latinoamericano de                  75,000            $  3,234,375
Exportaciones*
Chase Manhattan Corp.                     70,200               6,813,787
--------------------------------------------------------------------------
                                                            $ 10,048,162
--------------------------------------------------------------------------

Beverages -- 1.5%
--------------------------------------------------------------------------
PepsiCo, Inc.                            130,000            $  4,883,125
--------------------------------------------------------------------------
                                                            $  4,883,125
--------------------------------------------------------------------------

Chemicals -- 3.1%
--------------------------------------------------------------------------
Monsanto Corp.                           125,000            $  5,382,813
--------------------------------------------------------------------------
Praxair, Inc.                             80,000               4,480,000
--------------------------------------------------------------------------
                                                            $  9,862,813
--------------------------------------------------------------------------

Computer Equipment -- 3.0%
--------------------------------------------------------------------------
Hewlett-Packard Co.                       60,000            $  3,360,000
Xerox Corp.                               81,000               6,388,874
--------------------------------------------------------------------------
                                                            $  9,748,874
--------------------------------------------------------------------------

Drugs -- 6.5%
--------------------------------------------------------------------------
Astra AB Class A                         266,667            $  4,966,105
Elan Corp., PLC ADR*                      75,000               3,393,750
Lilly & Co.                               65,000            $  7,105,312
Pfizer, Inc.                              18,900               2,258,550
Smithkline Beecham PLC ADR                35,000               3,206,875
--------------------------------------------------------------------------
                                                            $ 20,930,592
--------------------------------------------------------------------------

Electric Utilities -- 1.0%
--------------------------------------------------------------------------
The Southern Co.                         140,000            $  3,062,500
--------------------------------------------------------------------------
                                                            $  3,062,500
--------------------------------------------------------------------------

Electronics - Semiconductors -- 1.6%
--------------------------------------------------------------------------
Intel Corp.                               35,000            $  4,963,438
--------------------------------------------------------------------------
                                                            $  4,963,438
--------------------------------------------------------------------------

Financial - Miscellaneous -- 5.4%
--------------------------------------------------------------------------
Federal National Mortgage Association    135,000            $  5,889,375
MBNA Corp.                               150,000               5,493,750
MGIC Investment Corp.                    120,000               5,752,500
--------------------------------------------------------------------------
                                                            $ 17,135,625
--------------------------------------------------------------------------

Health Services -- 0.2%
--------------------------------------------------------------------------
Covance, Inc.                             25,000            $    482,813
Quest Diagnostics, Inc.                   12,500                 257,031
--------------------------------------------------------------------------
                                                            $    739,844
--------------------------------------------------------------------------

Household Products -- 1.0%
--------------------------------------------------------------------------
Kimberly-Clark Corp.                      62,400            $  3,104,400
--------------------------------------------------------------------------
                                                            $  3,104,400
--------------------------------------------------------------------------

Information Services -- 2.9%
--------------------------------------------------------------------------
Ceridian Corp.*                          120,000            $  5,070,000
Reuters Holdings PLC ADR                  65,000               4,095,000
--------------------------------------------------------------------------
                                                            $  9,165,000
--------------------------------------------------------------------------

Insurance -- 5.1%
--------------------------------------------------------------------------
Allstate Corp.                            90,000            $  6,569,999

                       See notes to financial statements

Investors Portfolio as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security                                              Shares             Value
--------------------------------------------------------------------------------
Insurance (continued)
--------------------------------------------------------------------------------
General Real Estate Corp.                             30,000      $  5,460,000
Mutual Risk Management Ltd.                           93,300         4,280,138
--------------------------------------------------------------------------------
                                                                  $ 16,310,137
--------------------------------------------------------------------------------

Lodging and Gaming -- 1.4%
--------------------------------------------------------------------------------
ITT Corp.                                             75,000      $  4,579,688
--------------------------------------------------------------------------------
                                                                  $  4,579,688
--------------------------------------------------------------------------------

Machinery -- 1.8%
--------------------------------------------------------------------------------
Deere and Co.                                        105,000      $  5,761,875
--------------------------------------------------------------------------------
                                                                  $  5,761,875
--------------------------------------------------------------------------------

Medical Products -- 5.7%
--------------------------------------------------------------------------------
Baxter International, Inc.                           100,000      $  5,225,000
Boston Scientific Corp.*                              75,000         4,607,813
Sofamor Danek Group, Inc.*                           180,300         8,248,724
--------------------------------------------------------------------------------
                                                                  $ 18,081,537
--------------------------------------------------------------------------------

Metals and Minerals -- 2.0%
--------------------------------------------------------------------------------
J & L Specialty Steel, Inc.                          200,000      $  2,400,000
Potash Corp. of Saskatchewan                          55,000         4,128,438
--------------------------------------------------------------------------------
                                                                  $  6,528,438
--------------------------------------------------------------------------------

Oil and  Gas - Exploration and Production -- 2.4%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                              60,000      $  3,600,000
Triton Energy Ltd.                                    90,000         4,123,125
--------------------------------------------------------------------------------
                                                                  $  7,723,125
--------------------------------------------------------------------------------

Oil and  Gas - Integrated -- 2.6%
--------------------------------------------------------------------------------
Exxon Corp.                                           87,280      $  5,367,720
Mobil Corp.                                           40,000         2,795,000
--------------------------------------------------------------------------------
                                                                  $  8,162,720
--------------------------------------------------------------------------------

Paper and Forest Products -- 0.9%
--------------------------------------------------------------------------------
Plum Creek Timber Co., L.P.                           90,000      $  2,891,250
--------------------------------------------------------------------------------
                                                                  $  2,891,250
--------------------------------------------------------------------------------

Photography -- 1.2%
--------------------------------------------------------------------------------
Eastman Kodak Co.                                     50,000      $  3,837,500
--------------------------------------------------------------------------------
                                                                  $  3,837,500
--------------------------------------------------------------------------------

Publishing -- 1.0%
--------------------------------------------------------------------------------
McGraw-Hill, Inc.                                     56,500      $  3,322,906
--------------------------------------------------------------------------------
                                                                  $  3,322,906
--------------------------------------------------------------------------------

REITS -- 3.3%
--------------------------------------------------------------------------------
Chateau Communities, Inc.                            121,132      $  3,467,404
Colonial Properties Trust                             80,000         2,350,000
Equity Residential Properties Trust                  101,400         4,816,500
--------------------------------------------------------------------------------
                                                                  $ 10,633,904
--------------------------------------------------------------------------------

Retail - Food and Drug -- 1.5%
--------------------------------------------------------------------------------
CVS Corp.                                             95,000      $  4,868,750
--------------------------------------------------------------------------------
                                                                  $  4,868,750
--------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 1.7%
--------------------------------------------------------------------------------
The Home Depot, Inc.                                  80,000      $  5,515,000
--------------------------------------------------------------------------------
                                                                  $  5,515,000
--------------------------------------------------------------------------------

Specialty Chemicals and Materials -- 3.2%
--------------------------------------------------------------------------------
Corning, Inc.                                        100,000      $  5,562,500
Sealed Air Corp.*                                    100,000         4,750,000
--------------------------------------------------------------------------------
                                                                  $ 10,312,500
--------------------------------------------------------------------------------

Telephone Utilities -- 1.3%
--------------------------------------------------------------------------------
Ameritech Corp.                                       60,44       $  4,106,686
--------------------------------------------------------------------------------
                                                                  $  4,106,686
--------------------------------------------------------------------------------

Transportation -- 1.0%
--------------------------------------------------------------------------------
Southwest Airlines, Inc.                             125,000      $  3,234,375
--------------------------------------------------------------------------------
                                                                  $  3,234,375
--------------------------------------------------------------------------------

                       See notes to financial statements

Investors Portfolio as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security                                              Shares             Value
--------------------------------------------------------------------------------

Convertible Preferred Stock -- 1.1%

Metals - Gold -- 1.1%
--------------------------------------------------------------------------------
Freeport McMoRan Copper & Gold, 5%                   125,000      $  3,421,875
--------------------------------------------------------------------------------
                                                                  $  3,421,875
--------------------------------------------------------------------------------

Total Convertible Preferred Stock
    (identified cost $2,872,501)                                  $  3,421,875
--------------------------------------------------------------------------------

Preferred Stock -- 1.0%

Banks - Regional -- 1.0%
--------------------------------------------------------------------------------
BankBoston Corp.                                      37,600      $  3,280,600
--------------------------------------------------------------------------------
                                                                  $  3,280,600
--------------------------------------------------------------------------------

Total Preferred Stock
    (identified cost $1,815,526)                                  $  3,280,600
--------------------------------------------------------------------------------

Corporate Bonds -- 15.2%

                                                   Principal
                                                   Amount
                                                   (000
Security                                           Omitted)              Value
--------------------------------------------------------------------------------

Bausch and Lomb, 6.56%, 8/12/26                      $ 1,000      $    997,450
Bell Telephone Co., 8.35%, 12/15/30                    3,000         3,428,070
Chesapeake Potomac Telephone Co.,
8.375%, 10/1/29                                        2,850         3,268,922
Columbia/HCA Healthcare Corp.,
8.36%, 4/15/24                                           900           969,714
Commercial Credit Corp., 7.875%, 2/1/25                2,000         2,163,760
Connecticut Light and Power Co.,
7.875%, 10/1/24                                        3,775         4,089,760
Deere and Co., 8.95%, 6/15/19                            250           282,358
General Motors Corp., 9.45%, 11/1/11                   3,000         3,548,160
Grand Metropolitan Investments Corp.,                  3,090         3,270,796
7.45%, 4/15/35
Intermediate American Development Bank,
8.875%, 6/1/09                                         1,775         2,059,089
Intermediate American Development
Bank, 8.40%, 9/1/09                                    3,690         4,171,693
Intermediate American Development
Bank, 6.95%, 8/1/26                                      220           225,687
J.C. Penney, Inc., 7.40%, 4/1/37                       2,050         2,109,963
Johnson Controls, Inc., 7.70%, 3/1/15                  1,360         1,447,924
Lowes Cos., 7.11%, 5/15/37                             3,000         3,049,740
Mead Corp., 6.84%, 3/1/37                              2,000         1,993,180
Proctor and Gamble Co., 8.00%, 9/1/24                  3,000         3,388,860
Seagram (Joseph) & Sons Inc.,
9.65%, 8/15/18                                         1,030         1,265,087
State Street Bank, 7.35%, 6/15/26                      1,700         1,761,098
TRW, Inc., 9.35%, 6/4/20                                 900         1,079,541
Xerox Corp., 5.90%, 5/5/37                             3,000         3,010,770
Xerox Corp., 5.875%, 6/15/37                           1,000           996,600
--------------------------------------------------------------------------------

Total Corporate Bonds
    (identified cost $48,014,015)                                 $ 48,578,222
--------------------------------------------------------------------------------

U.S. Treasury Obligations -- 11.6%

                                                     Principal
                                                     Amount
                                                     (000
Security                                             Omitted)          Value
--------------------------------------------------------------------------------

FHLMC, 7.95%, 5/15/20                                $ 1,275      $  1,285,216
FHLMC, 7.50%, 5/25/19                                    801           803,135
FHLMC, PAC, CMO, Series 1033E,
8.10%, 12/15/04                                           51            50,662
FHLMC, PAC, CMO, Series 34-C,
9.00%, 11/15/19                                          399           411,919
FHLMC, PAC, CMO, Series 41-F,
10.00%, 5/15/20                                        2,042         2,183,515
FHLMC, PAC, CMO, Series 59-D,
9.70%, 1/15/16                                           791           795,487
FNMA, PAC, CMO, Series 1990 24-E,
9.00%, 3/25/20                                         1,840         1,912,866
FNMA, PAC, CMO, Series 1990 82-K,
8.50%, 7/25/19                                           534           533,442
Tennessee Valley Power Authority,
5.98%, 4/1/36                                          1,350         1,360,908
U.S. Treasury Note, 6.25%, 1/31/02                     4,000         3,978,120
U.S. Treasury Note, 7.125%, 9/30/99                   17,000        17,347,989
U.S. Treasury Note, 8.125%, 2/15/98                    6,500         6,594,444
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations
    (identified cost $37,743,039)                                 $ 37,257,703
--------------------------------------------------------------------------------

                       See notes to financial statements

Investors Portfolio as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Commercial Paper -- 0.8%



                                         Principal
                                         Amount
Security                                 (000 Omitted)      Value
-------------------------------------------------------------------------
Cut Group, 6.25%, 7/1/97                 $ 2,470            $  2,469,571
-------------------------------------------------------------------------

Total Commercial Paper
    (amortized cost $2,469,571)                             $  2,469,571
-------------------------------------------------------------------------

Total Investments -- 99.4%
    (identified cost $225,969,697)                          $318,232,735
-------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0.6%                      $  1,837,524
-------------------------------------------------------------------------


Net Assets -- 100%                                          $320,070,259
-------------------------------------------------------------------------

ADR -- American Depositary Receipt
PAC -- Planned Authorization Class
CMO -- Collateralized Mortgage Obligations
REIT -- Real Estate Investment Trust

* Non-income producing security.



                       See notes to financial statements

Investors Portfolio  as of June 30, 1997
FINANCIAL STATEMENTS (Unaudited)


Statement of Assets and Liabilities

As of June 30, 1997
Assets
-------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $225,969,697)                         $318,232,735
Cash                                                               1,164
Interest and dividends receivable                              1,850,141
Tax reclaim receivable                                            10,717
Deferred organization expenses (Note 1E)                           4,191
-------------------------------------------------------------------------
Total assets                                                $320,098,948
-------------------------------------------------------------------------


Liabilities
-------------------------------------------------------------------------
Accrued expenses                                            $     28,689
-------------------------------------------------------------------------
Total liabilities                                           $     28,689
-------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio   $320,070,259
-------------------------------------------------------------------------


Sources of Net Assets
-------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals     $227,807,221
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                          92,263,038
-------------------------------------------------------------------------
Total                                                       $320,070,259
-------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
June 30, 1997
Investment Income (Note 1B)
-------------------------------------------------------------------------
Dividends (net of foreign taxes, $14,561)                   $  2,105,274
Interest income                                                3,267,505
-------------------------------------------------------------------------
Total income                                                $  5,372,779
-------------------------------------------------------------------------


Expenses
-------------------------------------------------------------------------
Investment adviser fee (Note 3)                             $    951,138
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 3)                     4,501
Custodian fee                                                     76,287
Legal and accounting services                                     17,089
Amortization of organization expenses (Note 1E)                    1,583
Miscellaneous                                                      2,069
-------------------------------------------------------------------------
Total expenses                                              $  1,052,667
-------------------------------------------------------------------------


Net investment income                                       $  4,320,112
-------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
-------------------------------------------------------------------------
Net realized gain --
    Investment transactions (identified cost basis)         $  5,384,493
-------------------------------------------------------------------------
Net realized gain on investments                            $  5,384,493
-------------------------------------------------------------------------
Change in unrealized appreciation --
    Investments (identified cost basis)                     $ 27,660,427
-------------------------------------------------------------------------
Net change in unrealized appreciation of investments        $ 27,660,427
-------------------------------------------------------------------------

Net realized and unrealized gain on investments             $ 33,044,920
-------------------------------------------------------------------------

Net increase in net assets resulting from operations        $ 37,365,032
-------------------------------------------------------------------------

                       See notes to financial statements

Investors Portfolio as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets



                                            Six Months Ended
Increase (Decrease)                         June 30, 1997    Year Ended
in Net Assets                               (Unaudited)      December 31, 1996
--------------------------------------------------------------------------------
From operations --
    Net investment income                       $  4,320,112     $   9,268,008
    Net realized gain on investments               5,360,203        30,748,316
    Net change in unrealized
        appreciation of investments               27,684,717        (2,562,219)
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                             $ 37,365,032     $  37,454,105
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                               $ 14,927,701     $  32,919,522
    Withdrawals                                  (33,783,256)      (45,187,645)
--------------------------------------------------------------------------------
Net decrease in net assets
    from capital transactions                   $(18,855,555)    $ (12,268,123)
--------------------------------------------------------------------------------

Net increase in net assets                      $ 18,509,477     $  25,185,982
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                          $301,560,782     $ 276,374,800
--------------------------------------------------------------------------------
At end of period                                $320,070,259     $ 301,560,782
--------------------------------------------------------------------------------


                       See notes to financial statements

Investors Portfolio as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                            Six Months Ended    Year Ended December 31,     Year Ended January 31,
                                                            June 30, 1997     --------------------------- --------------------------
                                                            (Unaudited)           1996            1995*       1995          1994**
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses                                                        0.69%+            0.70%           0.71%+      0.70%           0.69%+
Net investment income                                           2.85%+            3.23%           3.83%+      4.25%           3.69%+
Portfolio Turnover                                                15%               64%             47%         28%             15%
------------------------------------------------------------------------------------------------------------------------------------
Average commission rate (per share)/(1)/                    $ 0.0600          $ 0.0591       $      --    $     --       $      --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                    $320,070          $301,561       $ 276,375    $217,157       $ 230,334
------------------------------------------------------------------------------------------------------------------------------------



+     Annualized.
*     For the eleven month period ended December 31, 1995.
** For the period from the start of business, October 28, 1993, to January 31, 1994.
/(1)/ Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions were charged.


                       See notes to financial statements

Investors Portfolio as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Investors Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as a diversified, open-end, management investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Securities listed on securities exchanges or on the NASDAQ National Market System are valued at closing sales prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Debt investments (other than mortgage-backed "pass through" securities) are valued at prices furnished by a pricing service. Mortgage-backed "pass through" securities are valued using a matrix pricing system which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates. Short-term obligations maturing in 60 days or less, are valued at amortized cost, which approximates value. All other investments are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on debt investments when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

  C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over five years.

  F Security Transactions -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses on the sale of investments are determined on the identified cost basis.

  G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  H Interim Financial Information -- The interim financial statements relating to June 30, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2 Investments Transaction
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $34,338,433 and $45,426,011, respectively. Purchases and sales of U.S. Government/agency securities aggregated $9,526,563 and $11,767,914, respectively.


3 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at

Investors Portfolio as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  the monthly rate of 5/96 of 1% (0.625% annually) of the Portfolio's average daily net assets up to 300 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1997, the fee was equivalent to 0.624% (annualized) of the Portfolio's average net assets for such period and amounted to $951,138. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.


4 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks' adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 1997.


5 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in the value of investments owned at June 30, 1997, as computed on a federal income tax basis, are as follows:

  Aggregate cost                                                  $225,945,407
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                   $ 94,911,569

  Gross unrealized depreciation                                      2,624,241
  ------------------------------------------------------------------------------

  Net unrealized appreciation                                     $ 92,287,328
  ------------------------------------------------------------------------------

                       See notes to financial statements

Investors Portfolio as of June 30, 1997

INVESTMENT MANAGEMENT

Investors Portfolio

        Officers                      Independent Trustees
        M. Dozier Gardner             Donald R. Dwight
        President and Trustee         President, Dwight Partners, Inc.
                                      Chairman, Newspapers of New England, Inc.
        James B. Hawkes
        Vice President and Trustee    Samuel L. Hayes, III
                                      Jacob H. Schiff Professor of Investment
        Thomas E. Faust, Jr.          Banking, Harvard University Graduate
        Vice President and            School of Business Administration
        Portfolio Manager
                                      Norton H. Reamer
        Michael B. Terry              President and Director, United Asset
        Vice President                Management Corporation

        James L. O'Connor             John L. Thorndike
        Treasurer                     Formerly Director, Fiduciary Company
                                      Incorporated
        Alan R. Dynner
        Secretary                     Jack L. Treynor
                                      Investment Adviser and Consultant